UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Investment Partners, LP

Address:  404 B East Main Street
          Charlottsville, VA 22902


13F File Number: 28-6345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   R. Ted Weschler
Title:  Managing Member
Phone:  (434) 297-0811


Signature, Place and Date of Signing:

/s/ R. Ted Weschler            Charlottsville, VA              8/14/03
-----------------------     --------------------------  ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                            FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:   15

Form 13F Information Table Value Total:  $459,533
                                         (thousands)


List of Other Included Managers: NONE

                          FORM 13F INFORMATION TABLE

ITEM 1:                     ITEM 2:         ITEM 3:    ITEM 4:        ITEM 5:        ITEM 6:           ITEM 8:
                                                       FAIR MARKET    SHRS OR   SH/  INVESTMENT        VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS  CUSIP      VAL (X$1000)   PRN AMT   PRN  DISCRETION             SOLE

ALLIED WASTE INDUSTRIES INC COMMON          19589308     1,005        100,000   SH   SOLE              SOLE
AMERICA WEST HOLDINGS
 CORP CL B                  COMMON          23657208     4,940        726,500   SH   SOLE              SOLE
CARDIODYNAMICS INTL CORP    COMMON          141597104      855        251,400   SH   SOLE              SOLE
CROSS COUNTRY INC.   CMN    COMMON          22748P105   13,160      1,000,000   SH   SOLE              SOLE
DAVITA INC      CMN         COMMON          23918K108  129,883      4,850,000   SH   SOLE              SOLE
DOVER DOWNS GAMING &
 ENTMT INC. CMN             COMMON          260095104      648         70,000   SH   SOLE              SOLE
DOVER MOTORSPORTS INC.      COMMON          260174107      410        100,000   SH   SOLE              SOLE
ECHOSTAR COMMUNICATIONS
  CORP CL A                 COMMON          278762109  124,632      3,600,000   SH   SOLE              SOLE
FRESENIUS MEDICAL CARE AG   SPONSORED
 ADR SPON.                  ADR             358029106    3,143        191,200   SH   SOLE              SOLE
ROTO-ROOTER INC. CMN        COMMON          778787101      828         21,700   SH   SOLE              SOLE
SEALED AIR CORP CONV
 PFD SER-A                  PFD A           81211K209   40,760        800,000   SH   SOLE              SOLE
USEC INC                    COMMON          90333E108   30,164      4,296,900   SH   SOLE              SOLE
W.R. GRACE & CO (NEW)       COMMON          38388F108   47,476     10,765,600   SH   SOLE              SOLE
WILSONS THE LEATHER
 EXPERTS, INC.              COMMON          972463103   16,077      2,258,000   SH   SOLE              SOLE
WSFS FINANCIAL CORP         COMMON          929328102   45,552      1,200,000   SH   SOLE              SOLE
                                        TOTALS         459,533

03038.0001 #422619